TYPE			13F-HR/A

PERIOD			12/31/05

FILER
	CIK		0000911084
	CCC		#XDJS5RC

SUBMISSION-CONTACT
	NAME		FRANK P. GANUCHEAU
	PHONE		817-332-9915

				   UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				     FORM 13-F

			        FORM 13-F COVERPAGE

REPORT FOR THE CALENDAR QUARTER ENDED: DECEMBER 31, 2005

CHECK HERE IF AMENDMENT [X]; AMENDMENT NUMBER: [1]
THIS AMENDMENT (CHECK ONE):  [X] IS A RESTATEMENT
			     [ ] ADDS NEW HOLDING ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     GANUCHEAU CAPITAL MANAGEMENT, INC.
ADDRESS:  301 COMMERCE STREET, SUITE 1470
	  FORT WORTH, TEXAS 76102

13F FILE NUMBER: 28-3880

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE TO THE BEST OF THAT PERSON'S KNOWLEDGE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING REPORT ON BEHALF OF REPORTING MANAGER:


NAME:  FRANK P. GANUCHEAU, CFA
TITLE: PRINCIPAL
PHONE: 817-332-9915


SIGNATURE, PLACE, AND DATE OF SIGNING:
FRANK P. GANUCHEAU     FORT WORTH, TEXAS   AUGUST 7, 2007

THIS FILING IS NOT REQUIRED BECAUSE DISCRETIONARY EQUITY ASSETS UNDER MANAGEMENT WERE BELOW THE FILING REQUIREMENT OF $100 MILLION EFFECTIVE WITH FILING AS OF JUNE 30, 2002. PLEASE DISREGARD FILINGS MADE FROM DECEMBER 31, 2003 THROUGH JUNE 30, 2007.

REPORT TYPE (CHECK ONLY ONE):

[X] 13 F HOLDINGS REPORT
[ ] 13 F NOTICE
[ ] 13 F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  42 ENTRIES

FORM 13F INFORMATION TABLE VALUE TOTAL:  $72,663(x$1000)
LIST OF OTHER MANAGERS:
NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP                   COM              02209s103     4350    58219 SH       Sole                    41969             16250
                                                               237     3175 SH       Other                                      3175
BARD, C.R. INC.                COM              067383109     3378    51245 SH       Sole                    35245             16000
                                                               105     1600 SH       Other                                      1600
BAXTER INT'L                   COM              071813109     2442    64870 SH       Sole                    45905             18965
                                                                32      850 SH       Other                                       850
BROWN-FORMAN B                 COM              115637209      321     4635 SH       Sole                     1300              3335
CENDANT CORP                   COM              151313103     4103   237853 SH       Sole                   169208             68645
CITIGROUP INC                  COM              172967101     3433    70744 SH       Sole                    50453             20291
COMPUTER ASSOC                 COM              204912109     1361    48263 SH       Sole                    34123             14140
                                                                37     1325 SH       Other                                      1325
DOVER CORP                     COM              260003108     3147    77730 SH       Sole                    55475             22255
                                                                85     2100 SH       Other                                      2100
EMERSON ELECTRIC               COM              291011104     2891    38696 SH       Sole                    27071             11625
GANNETT INC                    COM              364730101     1694    27975 SH       Sole                    19825              8150
GENERAL ELECTRIC               COM              369604103     3810   108710 SH       Sole                    77665             31045
                                                                93     2665 SH       Other                                      2665
HOME DEPOT INC                 COM              437076102     3336    82410 SH       Sole                    58980             23430
                                                                67     1650 SH       Other                                      1650
HONEYWELL INTL                 COM              438516106     2768    74309 SH       Sole                    52651             21658
                                                                18      475 SH       Other                                       475
JOHNSON & JOHNSON              COM              478160104     4013    66775 SH       Sole                    47977             18798
                                                                96     1600 SH       Other                                      1600
LEGGETT & PLATT                COM              524660107     2286    99550 SH       Sole                    70585             28965
                                                                23     1000 SH       Other                                      1000
LOWE'S COMPANIES               COM              548661107     3532    52980 SH       Sole                    37620             15360
                                                                73     1100 SH       Other                                      1100
PALL CORP                      COM              696429307     2536    94415 SH       Sole                    66680             27735
                                                                42     1575 SH       Other                                      1575
PEPSICO INC                    COM              713448108     2388    40426 SH       Sole                    29246             11180
PFIZER INC                     COM              717081103     2267    97225 SH       Sole                    69095             28130
                                                               122     5225 SH       Other                                      5225
PHH CORP                       COM              693320202      214     7653 SH       Sole                     5169              2484
TEXTRON INC                    COM              883203101     3630    47160 SH       Sole                    33030             14130
                                                               108     1400 SH       Other                                      1400
TYCO INTL LTD                  COM              902124106     4581   158726 SH       Sole                   114121             44605
                                                                67     2325 SH       Other                                      2325
WAL-MART STORES                COM              931142103     3793    81045 SH       Sole                    57880             23165
                                                                22      480 SH       Other                                       480
WELLS FARGO & CO               COM              949746101     2720    43297 SH       Sole                    30437             12860
WYETH                          COM              983024100     2337    50725 SH       Sole                    35440             15285
                                                               101     2200 SH       Other                                      2200